CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement Of Comprehensive Income
Loss for the year	$ (22,090)	$ (40,270)	$ (100,625)
Other comprehensive (loss)/income
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	(520)	3,086	3,122
Other comprehensive income	(520)	3,086	3,122
Total Comprehensive Loss (all attributable to owners of the parent)	$ (22,610)	$ (37,184)	$ (97,503)